SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations of risks (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentrations of risks
Cash held in major financial institutions	$ 1,763,888	$ 410,716
Revenue | Customer Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	27.00%	35.60%	43.10%
Revenue | Customer Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage			10.60%
Accounts receivable | Credit Concentration Risk | Customer A
Concentrations of risks
Concentration risk percentage	33.20%	36.90%
Accounts receivable | Credit Concentration Risk | Customer B
Concentrations of risks
Concentration risk percentage	11.20%	15.20%
Accounts receivable | Credit Concentration Risk | Customer C
Concentrations of risks
Concentration risk percentage	10.30%	12.30%
Accounts receivable | Credit Concentration Risk | Customer D
Concentrations of risks
Concentration risk percentage	12.70%
Purchase | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	29.60%	28.60%
Purchase | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage		19.10%	47.80%
Purchase | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage	17.30%		12.40%
Purchase | Supplier Concentration Risk | Supplier D
Concentrations of risks
Concentration risk percentage			11.80%
Purchase | Supplier Concentration Risk | Supplier E
Concentrations of risks
Concentration risk percentage	21.90%
Accounts payable | Supplier Concentration Risk | Supplier A
Concentrations of risks
Concentration risk percentage	40.00%	33.40%
Accounts payable | Supplier Concentration Risk | Supplier B
Concentrations of risks
Concentration risk percentage		11.20%
Accounts payable | Supplier Concentration Risk | Supplier C
Concentrations of risks
Concentration risk percentage	25.40%